Acquisitions, Investments and Disposals (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Goodwill Arising on Acquisitions

Balance at December 31, 2010	884,199

Acquisition of DEMP (Note 3(c)), Steel segment	205,522
Acquisition of other subsidiaries	5,678
Discontinued operation — DEMP (Note 3(e)), Steel segment	(205,522)
Discontinued operation — Invicta, Steel segment	(2,721)
Translation difference	(45,860)

Balance at December 31, 2011	841,296

Acquisition of Cognor (Note 3(a)), Steel segment	61,949
Acquisition of Lomprom (Note 3(b)), Steel segment	12,830
Discontinued operation — Lomprom (Note 3(b)), Steel segment	(12,830)
Impairment (Note 23)	(156,447)
Translation difference	36,017

Balance at December 31, 2012	782,815

Impairment (Note 23)	(38,310)
Translation difference	(56,742)

Balance at December 31, 2013	687,763

Schedule of Changes in Non-controlling Interest

The following table summarizes changes in non-controlling interests for the three years ended December 31, 2013, 2012 and 2011:

Balance at December 31, 2010	319,950
Purchase of non-controlling interest in existing subsidiaries by the Group	(20)
Change of non-controlling interest due to restructuring of Mechel Minnig OAO	880
Non-controlling share in subsidiaries’ income	75,562
Translation difference	(25,035)

Balance at December 31, 2011	371,337

Purchase of non-controlling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries	675
Dividends declared to shareholders of Mechel Mining OAO	(8,026)
Dividends declared to shareholders of SKCC	(24,087)
Non-controlling share in subsidiaries’ income	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276

Purchase of non-controlling interest in existing subsidiaries by the Group	(76,080)
Effect from disposal of subsidiaries	37,729
Dividends declared to shareholders of SKCC	(8,876)
Non-controlling share in subsidiaries’ income	5,047
Translation difference	(25,751)

Balance at December 31, 2013	294,345

At various dates during 2013, 2012 and 2011, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2011:	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
SKCC	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	—

			(860)	283

Year ended December 31, 2012:	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
Izhstal	October	1.63%	435	595
BMP	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

Year ended December 31, 2013:	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
TOPM	March	0.21%	652	33
KMP	August-November	4.40%	37,878	29,158
Mechel Mining OAO	November	1.31%	3,043	57,986
Effect of changes in ownership of subsidiaries within the Group	November		34,507	—

			76,080	87,177

Donetsk Electrometallurgical Plant (DEMP) [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of DEMP presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for the year ended December 31, 2013 and 2012:

	Years ended
	2013	December 31, 2012	December 31 2011
Revenue, net	100,320	362,707	19,006
Loss from discontinued operations before income taxes	(206,704)	(256,980)	(4,797)
Income tax benefit	28,944	4,920	174

Loss from discontinued operations, net of income tax	(177,760)	(252,060)	(4,623)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of DEMP presented as assets and liabilities of discontinued operations in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	6,014	125
Accounts receivable, net of allowance for doubtful accounts	2,831	9,916
Inventories	36,289	35,649
Prepayments and other current assets	64,225	64,829
Property, plant and equipment, net	38,162	—

Total current assets of discontinued operations	147,521	110,519

Property, plant and equipment, net	—	227,706

Total non-current assets of discontinued operations	—	227,706

Accounts payable and accrued expenses	23,542	48,497
Pension obligations	10,225	888
Deferred income taxes	—	—
Other current liabilities	52,796	—

Total current liabilities of discontinued operations	86,563	49,385

Pension obligations	—	10,387
Deferred income taxes	—	28,944
Other non-current liabilities	—	8,156

Total non-current liabilities of discontinued operations	—	47,487

Transactions with Subsidiaries Included in Continuing Operations

During the year ended December 31, 2011, before the acquisition in December 22, 2011, the Group had the following transactions with DEMP that are included in continuing operations of the Group

2011
Revenues
Steel segment products sales	372,871
Costs and expenses
Cost of goods for resale	(346,568)

Net income	26,303

Invicta Merchant Bar Ltd. [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of Invicta presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for the year ended December 31, 2013, 2012 and 2011:

	Years ended
	December 31, 2013	December 31, 2012	December 31, 2011
Revenue, net	9,761	12,642	7,080
Loss from discontinued operations before income taxes	(13,303)	(3,588)	(2,723)
Income tax benefit	—	—	—

Loss from discontinued operations, net of income tax	(13,303)	(3,588)	(2,723)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of Invicta presented as assets and liabilities of discontinued operations in the consolidated balance sheets were as follows as of July 18, 2013 and December 31, 2012:

	July 18, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	44	163
Accounts receivable, net of allowance for doubtful accounts	8	183
Inventories	543	579
Prepayments and other current assets	191	947
Property, plant and equipment, net	2,864	8,019
Goodwill	—	2,980

Total current assets of discontinued operations	3,650	12,871

Accounts payable and accrued expenses	1,855	1,052
Other current liabilities	127	79

Total current liabilities of discontinued operations	1,982	1,131

Schedule of Result of Discontinued Operations of Group Companies

The result of Invicta as discontinued operations was included in the Steel segment. The result of Invicta for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 18, 2013
Consideration received	1,668
Net assets disposed of	(1,668)
Accumulated currency translation adjustment attributable to disposal of Invicta transferred to the current period income (loss)	229

Gain on disposal of Invicta	229

Transactions with Subsidiaries Included in Continuing Operations

During the year ended December 31, 2011, before the acquisition in August 2011, the Group had the following transactions with Invicta that are included in continuing operations of the Group:

2011
Revenues
Steel segment products sales	28,576
Costs and expenses
Cost of goods for resale	(28,916)

Total expenses	(340)

Cognor Stahlhandel GmbH (Cognor) [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)
Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Lomprom Rostov [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	76	—	76
Other current assets	4,758	—	4,758
Property, plant and equipment	23,371	(401)	22,970
Other non-current assets	2	—	2
Current liabilities	(18,404)	—	(18,404)
Non-current liabilities	(22,416)	—	(22,416)
Deferred income taxes	(117)	80	(37)

Fair value of net assets acquired	(12,730)	(321)	(13,051)
Goodwill	12,830	321	13,151

Total investment	100	—	100

Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of Lomprom Rostov presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	July 17, 2013	December 31, 2012
Revenue, net	151,307	25,765
Gain (loss) from discontinued operations before income taxes	4,479	(455)
Income tax benefit	1,585	280

Gain (loss) from discontinued operations, net of income taxes	6,064	(175)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of major classes of assets and liabilities of disposed companies were as follows as of:

	July 17, 2013	December 31, 2012
Cash and cash equivalents	2,166	111
Accounts receivable, net of allowance for doubtful accounts	18,687	20,374
Inventories	829	14,236
Prepayments and other current assets	4,428	2,743
Property, plant and equipment, net	21,164	24,122
Goodwill	9,862	12,830

Total current assets of discontinued operations	57,136	74,416

Accounts payable and accrued expenses	25,504	27,466
Short-term borrowings and current portion of long-term debt	30,720	27,089
Other current liabilities	—	—

Total current liabilities of discontinued operations	56,224	54,555

Schedule of Result of Discontinued Operations of Group Companies

The result of Lomprom Rostov as discontinued operations was included in the Steel segment. The result of Lomprom Rostov for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 17, 2013
Consideration received	517
Net assets disposed of	(912)
Accumulated currency translation adjustment attributable to disposal of Lomprom Rostov transferred to the current period income (loss)	5,272

Gain on disposal of Lomprom Rostov	4,877

Toplofikatsia Rousse (TPP Rousse) [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Revenue, net	18,595	37,010	38,991
Loss from discontinued operations before income taxes	(262)	(110,668)	(9,240)
Income tax benefit	209	2,239	870

Loss from discontinued operations, net of income tax	(53)	(108,429)	(8,370)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	July 5, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	3,572	3,035
Accounts receivable, net of allowance for doubtful accounts	9,589	5,681
Inventories	3,244	5,854
Prepayments and other current assets	489	533
Property, plant and equipment and other non-current assets, net	41,146	44,120

Total current assets of discontinued operations	58,040	59,223

Accounts payable and accrued expenses	21,721	3,800
Short-term borrowings and current portion of long-term debt	—	12,234
Other current liabilities	1,536	1,767

Total current liabilities of discontinued operations	23,257	17,801

Schedule of Result of Discontinued Operations of Group Companies

The result of TPP Rousse as discontinued operations was included in the Power segment. The result of TPP Rousse for the year ended December 31, 2013 includes gain on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 5, 2013
Consideration received	37,757
Net assets disposed of	(34,783)
Accumulated currency translation adjustment attributable to disposal of TPP Rousse transferred to the current period income (loss)	2,633

Gain on disposal of TPP Rousse	5,607

TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	December 27, 2013	December 31, 2012	December 31, 2011
Revenue, net	159,040	197,894	155,442
Loss from discontinued operations before income taxes	(1,370,570)	(71,787)	(14,240)
Income tax benefit (expense)	214,894	7,300	(6,710)

Loss from discontinued operations, net of income tax	(1,155,676)	(64,487)	(20,950)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of major classes of assets and liabilities of disposed companies presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	December 27, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	16,161	990
Accounts receivable, net of allowance for doubtful accounts	1,645	822
Due from related parties, net of allowance	—	2,294
Inventories	16,660	22,790
Deferred income tax	6,172	3,123
Prepayments and other current assets	16,978	13,717
Other long-term investments	183	187
Property, plant and equipment, net	307,505	362,303
Mineral licenses, net	119,458	1,203,536
Other non-current assets	11,556	16,400

Total current assets of discontinued operations	496,318	1,626,162

Short-term borrowings and current portion of long-term debt	—	23,500
Accounts payable and accrued expenses	29,757	21,706
Long-term debt	—	7,833
Deferred income taxes	31,719	252,100
Asset retirement obligation	1,002	1,038

Total current liabilities of discontinued operations	62,478	306,177

Schedule of Result of Discontinued Operations of Group Companies

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading as discontinued operations were included in the Ferroalloy segment. The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading for the year ended December 31, 2013 includes loss on disposal of subsidiaries, which was calculated as follows as of the date of disposal:

December 27, 2013
Consideration received (net of consultancy fees )	430,358
Net assets disposed of	(433,840)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(279,196)

Loss on disposal of subsidiaries	(282,678)

Southern Urals Nickel Plant (SUNP) [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of SUNP presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	December 31, 2013	December 31, 2012	December 31, 2011
Revenue, net	2,607	196,894	378,695
(Loss) income from discontinued operations before income taxes	(17,843)	(178,291)	10,009
Income tax benefit (expense)	—	1,191	(1,369)

(Loss) income from discontinued operations, net of income taxes	(17,843)	(177,100)	8,640

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of SUNP in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	201	1,201
Accounts receivable, net of allowance for doubtful accounts	63	1,268
Inventories	1,180	1,421
Prepayments and other current assets	1,822	10,933

Total current assets	3,266	14,823
Property, plant and equipment and other non-current assets, net	5,024	2,046

Total non-current assets	5,024	2,046

Total assets	8,290	16,869

Short-term borrowings and current portion of long-term debt	—	26,509
Accounts payable and accrued expenses	13,376	38,842
Asset retirement obligation	339	579
Pension obligations	—	268
Finance lease liabilities, current portion	—	483

Total current liabilities	13,715	66,681

Asset retirement obligation	8,466	3,150
Pension obligations	—	2,064

Total non-current liabilities	8,466	5,214

Total liabilities	22,181	71,895

Steel Segment [Member]
Schedule of Discontinued Operations in Consolidated Balance Sheets

All disposed companies were accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of the dates of disposal were as follows:

February 15-18, 2013
Cash and cash equivalents	547
Other current assets	106,386
Property, plant and equipment	1,530
Other non-current assets	708
Current liabilities	(131,456)
Non-current liabilities	(4,083)

Total net liabilities	(26,368)

Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(68,952)
Noncontrolling interests	(37,728)

Loss on disposal of subsidiaries	(80,312)